UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-22525

Managed Portfolio Series
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

James R. Arnold, President
Managed Portfolio Series
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 5th Fl
Milwaukee, WI  53202
(Name and address of agent for service)

(414) 765-6802
Registrant's telephone number, including area code

Date of fiscal year end: April 30, 2013

Date of reporting period:  January 31, 2013

Item 1. Schedule of Investments.

Schedule of Investments January 31, 2013 (unaudited)

Nuance Concentrated Value Fund

	Shares	Value
COMMON STOCKS - 92.6%
Consumer Discretionary - 1.4%
Newell Rubbermaid, Inc.	33,255	$780,827
Consumer Staples - 7.9%
Hillshire Brands Co.	62,060	1,922,619
Kellogg Co.	27,875	1,630,687
Sysco Corp.	29,788	946,365
		4,499,671
Energy - 12.3%
Exxon Mobil Corp.	26,100	2,348,217
Imperial Oil Ltd.	65,715	2,888,174
Ultra Petroleum Corp. *	97,295	1,772,715
		7,009,106
Financials - 12.1%
Charles Schwab Corp.	83,260	1,376,288
MetLife, Inc.	65,090	2,430,461
Northern Trust Corp.	43,118	2,219,284
State Street Corp.	14,825	825,011
		6,851,044
Healthcare - 14.2%
Becton Dickinson & Co.	8,625	724,845
Johnson & Johnson	16,329	1,207,040
Patterson Companies, Inc.	45,669	1,650,021
Stryker Corp.	71,200	4,460,680
		8,042,586
Industrials - 18.0%
3M Co.	18,394	1,849,516
ITT Corp.	101,550	2,607,804
Rockwell Collins, Inc.	16,960	998,605
Southwest Airlines Co.	162,835	1,825,380
Xylem, Inc.	105,790	2,954,715
		10,236,020
Information Technology - 18.5%
Applied Materials, Inc.	126,350	1,631,179
MKS Instruments, Inc.	108,830	3,025,474
TE Connectivity Ltd.	83,990	3,265,531
Texas Instruments, Inc.	77,755	2,572,135
		10,494,319
Materials - 1.8%
Air Products and Chemicals, Inc.	11,450	1,001,074
Utilities - 6.4%
Great Plains Energy, Inc.	64,845	1,387,683
National Fuel Gas Co.	41,035	2,232,304
		3,619,987
Total Common Stocks
(Cost $46,346,777)		52,534,634

SHORT-TERM INVESTMENT - 6.7%
Fidelity Institutional Money Market Portfolio, 0.12% ^	3,763,527	3,763,527
(Cost $3,763,527)

Total Investments - 99.3%
(Cost $50,110,304)		56,298,161
Other Assets and Liabilities, Net - 0.7%		420,159
Total Net Assets - 100.0%		$56,718,320

* Non-income producing security
^	Variable rate security- The rate shown is the rate in effect as of January 31, 2013.

Summary of Fair Value Exposure
The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's securities as of January 31, 2013:

	Level 1	Level 2	Level 3	Total
Common Stocks	$52,534,634	$-	$-	$52,534,634
Short-Term Investment	3,763,527	-	-	3,763,527
Total Investments	$56,298,161	$-	$-	$56,298,161

Transfers between levels are recognized at the end of the reporting period.  During the period ended January 31, 2013, the Fund recognized no transfers to/from Level 1 or Level 2.  The Fund did not invest in any Level 3 investments during the period.

The cost basis of investments for federal income tax purposes at January 31, 2013 was as follows*:

Nuance Concentrated
Value Fund

Cost of investments	$50,110,304

Gross unrealized appreciation	6,396,225
Gross unrealized depreciation	(208,368)
Net unrealized appreciation / (depreciation)	$6,187,857

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.  For the previous year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each President and Treasurer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Managed Portfolio Series

By (Signature and Title) /s/ James R. Arnold
                                           James R. Arnold, President

Date  March 18, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ James R. Arnold
                                            James R. Arnold, President

Date  March 18, 2013

By (Signature and Title)* /s/ Brian R. Wiedmeyer
                                             Brian R. Wiedmeyer, Treasurer

                Date  March 18, 2013